Note 15: Subsequent Events	9 Months Ended
Jun. 30, 2013
Notes
Note 15: Subsequent Events

Note 15:  Subsequent Events

On April 3, 2013, the Company issued 300,000 common shares at a price of $0.10 per share for a total of $30,000 through a Private Placement Offering.

On April 3, 2013, the Company signed a Memorandum of Understanding with Xin Yao Investment Group, LTD, based in Richmond, Canada for the purpose of commercializing the Company’s intellectual property in China.

On April 11, 2013, the Company’s Board of Directors by unanimous consent and by written consent of the shareholders to effect a reverse stock split of the Corporation’s common stock at the rate of one (1) share of new Common Stock for each ten (10) shares of Common Stock held on April 11, 2013.  This reverse split is not reflected in the financial statements and footnotes as the split was after March 31, 2013.

On April 23, 2013, the Company terminated a licensing agreement with a third party based in Southern California, for the failure to pay the initial license fee payment for the purpose of allowing the operation of walk in pain therapy clinics, using the current MB BioEnergy Light Therapy System.

On May 14, 2013, the Company issued 5,000 common shares (after reverse stock split) at a price of $1.00 per share for a total of $5,000 through a Private Placement Offering.

On May 31, 2013, the Company signed an Exclusive and Non-Exclusive Distributor Agreement and replaces the Exclusive Distributor Agreement signed on February 20, 2013, with Bio Beta Technology based in Garden Grove, California.  Bio Beta Technology agrees to purchase 50 units during 2013 and 100 units in 2014 to maintain its exclusivity in Vietnam and Cambodia.

On June 12, 2013, the Company issued 10,000 common shares (after reverse stock split) at a price of $1.00 per share for a total of $10,000 through a Private Placement Offering.